UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Post Advisory Group, LLC
Address: 11755 Wilshire Blvd, Suite 1400

         Los Angeles, CA  90025

13F File Number:  28-12454

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Michael Migro
Title:     President and Chief Operating Officer
Phone:     (310) 996-9600

Signature, Place, and Date of Signing:

     Michael Migro     Los Angeles, CA     February 06, 2009


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     10

Form13F Information Table Value Total:     $50,055 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE


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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
CHESAPEAKE ENERGY CORP         COM              165167107      910    56250 SH       SOLE                    56250        0        0
E TRADE FINANCIAL CORP         COM              269246104     1127   979581 SH       SOLE                   979581        0        0
EASTMAN KODAK CO               NOTE 3.375%10/1  277461BE8    12094 15000000 PRN      SOLE                        0        0        0
ISHARES TR                     DJ OIL&GAS EXP   464288851     1677    43500 SH       SOLE                    43500        0        0
LIBERTY GLOBAL INC             COM SER A        530555101     9682   608188 SH       SOLE                   608188        0        0
LIFEPOINT HOSPITALS INC        NOTE 3.500% 5/1  53219LAH2     1691  2500000 PRN      SOLE                        0        0        0
PETROHAWK ENERGY CORP          COM              716495106     1227    78500 SH       SOLE                    78500        0        0
SONIC AUTOMOTIVE INC           NOTE 5.250% 5/0  83545GAE2    11475 13500000 PRN      SOLE                        0        0        0
SPANISH BROADCASTING SYS INC   CL A             846425882      303  3120700 SH       SOLE                  3120700        0        0
VALEANT PHARMACEUTICALS INTL   NOTE 3.000% 8/1  91911XAB0     9869 10935000 PRN      SOLE                        0        0        0